INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2022
Intangible Assets Net
INTANGIBLE ASSETS, NET

11 INTANGIBLE ASSETS, NET

	Capitalized Software Development	Software Acquired	Total
	USD	USD	USD
At 31 March 2022:
Cost:
At 1 April 2021	10,367,531	6,500,087	16,867,618
Adjustment for foreign exchange	3	154	157
Additions	3,173,309	900,000	4,073,309
Impairment losses recognized	(13,120,089)	(6,500,056)	(19,620,145)
At 31 March 2022	420,754	900,185	1,320,939
Amortization:
At 1 April 2021	(1,196,708)	(825,014)	(2,021,722)
Adjustment for foreign exchange	756	53	809
Charge for the period	(2,446,266)	(1,375,010)	(3,821,276)
Write back on impairment	3,595,400	2,125,017	5,720,417
At 31 March 2022	(46,818)	(74,954)	(121,772)
Net carrying amount:
At 31 March 2022	373,936	825,231	1,199,167

At 31 March 2021:
Cost:
At 1 April 2020	5,169,073	5,500,043	10,669,116
Adjustment for foreign exchange	5,893	(12)	5,881
Reclassification (note 12)	(60,378)	-	(60,378)
Additions	5,252,943	1,000,056	6,252,999
At 31 March 2021	10,367,531	6,500,087	16,867,618
Amortization:
At 1 April 2020	-	-	-
Charge for the period	(1,196,708)	(825,014)	(2,021,722)
At 31 March 2021	(1,196,708)	(825,014)	(2,021,722)
Net carrying amount:
At 31 March 2021	9,170,823	5,675,073	14,845,896

External spend on software development costs is capitalized in accordance with IAS 38 “Intangible Assets” when control is obtained, future economic benefits of such software are probable and the cost of such software can be reliably measured. Capitalized software development costs are capitalized when incurred with amortization commenced at that point in time.

During the year ended 31 March 2022, the Group acquired a perpetual software license for $900,000, fully settled by issuance of the Company’s shares. The software is being modified for the borrowing and lending business which had been publicly launched and amortized in November 2021. As a result of worsening economic conditions since the start of 2022, there is decline in the trading volume and financial performance of the EQONEX and an expected continuous decline in the corresponding financial forecast. The Group’s management determined there is impairment indicator identified in respect of the EQONEX and consequently determined the intangible assets related to the EQONEX of $13,899,728 is fully impaired during the year.

During the year ended 31 March 2021, the Group began amortizing its intangible assets as EQONEX, the digital asset exchange and the Custody Solution, Digivault, became available for use. The Group settled $1,000,056 as a milestone payment for the software associated with EQONEX, comprising $400,000 in cash and 3,899 shares of Diginex HK, valued at $600,056.